PHILOTIMO FOCUSED GROWTH & INCOME FUND

Schedule of Investments

December 31, 2024 (unaudited)

SharesValue

83.71% COMMON STOCK

51.31% CONSUMER DISCRETIONARY

Ainsworth Game Technology Ltd.(A)

Barnes & Noble Education, Inc.(A)

Bowlero Corp.

Caesars Entertainment, Inc.(A)

CDON AB(A)

Duff & Phelps Utility and Infrastructure Fund, Inc.

Eaton Vance Limited Duration Income Fund

European Wax Center, Inc.(A)

Haverty Furniture Cos., Inc.

Inspired Entertainment, Inc.(A)

Lazydays Holdings, Inc.(A)

Natuzzi S.p.A(A)

The One Group Hospitality, Inc(A)

The RealReal, Inc(A)

6.52% FINANCIALS

EZCorp, Inc. Class A(A)

U.S. Global Investors, Inc.

4.14% HEALTH CARE

biote Corp.(A)

Quipt Home Medical Corp.(A)

15.44% INFORMATION TECHNOLOGY

Allot Ltd.(A)

Data I/O Corp.(A)

eGain Corp.(A)

Immersion Corporation

2,500,409	$1,338,698
600,428	6,028,297
446,508	4,469,545
120,000	4,010,400
463,543	3,686,943
273,122	3,192,796
229,225	2,239,528
95,435	636,551
213,477	4,751,998
305,616	2,765,825
3	3
350,947	1,684,546
393,975	1,142,528
1,941,860	21,224,530
57,172,188
503,545	6,153,320
456,885	1,114,799
7,268,119
289,803	1,790,983
925,011	2,821,284
4,612,267
1,087,642	6,471,470
327,401	906,901
737,135	4,592,351
600,000	5,238,000
17,208,722

PHILOTIMO FOCUSED GROWTH & INCOME FUND

Schedule of Investments

December 31, 2024 (unaudited)

		Shares	Value
6.30%	REAL ESTATE

	Compass, Inc.(A)	1,200,351	$7,022,053
83.71%	TOTAL COMMON STOCK		93,283,349
0.45%	PREFERRED STOCK
0.45%	ENERGY
	Ramaco Resources, Inc. 8.375%	20,000	505,800
0.45%	TOTAL PREFERRED STOCK		505,800
15.80%	DEBT SECURITIES
15.80%	CORPORATE BONDS
14.39%	Financials
	Allstate Corp. 05/15/2057 6.500%	1,000,000	1,025,345
	Bank of Montreal 11/26/2084 7.300%^	1,000,000	1,033,000
	(CME Term SOFR 3 Month +2.619110%)
	Bank of Nova Scotia 01/27/2084 8.000%^	2,000,000	2,108,800
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.404%)
	Citigroup Global Markets 01/22/2035 0.000%	300,000	214,980
	Citigroup Global Markets 10/01/2040 7.250%	84,000	60,522
	Citigroup Global Markets 03/19/2041 10.500%	120,000	78,192
	Citigroup, Inc. Series DD Perpetual 7.000%^	1,350,000	1,424,520
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.767%)
	EZCorp, Inc. 05/01/2025 2.375%	1,000,000	990,000
	HSBC USA, Inc. 01/30/2030 0.000%	145,000	145,362
	Lincoln National Corp. 05/17/2066 7.105%^	450,000	384,525

(US Treasury Yield Curve Rate Constant Maturity 10 Year +2.757%)

PHILOTIMO FOCUSED GROWTH & INCOME FUND

Schedule of Investments

December 31, 2024 (unaudited)

CORPORATE BONDS Continued	Shares	Value

Lloyds Banking Group plc Perpetual 6.750%	3,000,000	$2,868,900
Morgan Stanley 03/31/2035 0.000%	95,000	57,000
Nationwide Financial Services 05/15/2037 6.750%	2,975,000	3,060,623
Prudential Financial, Inc. 03/15/2054 6.500%	1,000,000	1,028,465
Wells Fargo & Co. 11/14/2027 6.000%	5,000	5,003
Wells Fargo & Co. Series FF Perpetual 6.850%	1,500,000	1,548,225
		16,033,462
1.41%	Government
	Farm Credit Bank of Texas Perpetual 7.750%	1,500,000	1,575,000
15.80%	TOTAL CORPORATE BONDS
			17,608,462

15.80%	TOTAL DEBT SECURITIES		17,608,462
1.65%	MONEY MARKET FUND
	Federated Government Obligations Fund 4.330%(B)	1,836,014	1,836,014
101.61%	TOTAL INVESTMENTS		113,233,625
(1.61%)	Liabilities in excess of other assets		(1,794,523)
100.00%	NET ASSETS		$111,439,102

^Rate is determined periodically. Rate shown is the rate as of December 31, 2024

(A)Non-income producing

(B)Effective 7 day yield as of December 31,2024

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCK		$93,283,349			$93,283,349
PREFERRED STOCK		505,800			$505,800
DEBT SECURITIES			$17,608,462		$17,608,462
MONEY MARKET FUND		1,836,014			$1,836,014
TOTAL INVESTMENTS		$95,625,163	$17,608,462		$113,233,625

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $97,249,061, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$25,848,777
Gross unrealized depreciation	(9,864,213)
Net unrealized appreciation	$15,984,564